Capital Disclosures (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Jun. 19, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 15,942		$ 34,912	$ 11,666	$ 41,262
Shareholders' equity	$ 5,983		$ 27,563	$ 26,502	$ 36,099
Base Shelf securities authorized		$ 150,000